Summary of Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 003
EBP, Accounting Policy [Line Items]
Administrative expense fees	$ 210,055
EBP 004
EBP, Accounting Policy [Line Items]
Administrative expense fees	$ 126,509